Net Financial Expenses (Tables)	12 Months Ended
Mar. 31, 2023
Financial Expense [Abstract]
Summary of Financial Expenses
The following table summarizes net financial expenses:

Year ended	March 31,
	2023	2022
	$	$
Interest on long-term debt	7,087	2,402
Interest and financing charges	558	432
Interest on lease liabilities	825	725
Amortization of finance costs	430	277
Interest accretion on balances of purchase payable	784	823
Interest income	(349)	(80)
	9,335	4,579